Analysis of cash and cash equivalents	12 Months Ended
Dec. 31, 2022
Analysis of cash and cash equivalents
Analysis of cash and cash equivalents

29 Analysis of cash and cash equivalents

In the cash flow statement, cash and cash equivalents comprises cash, loans to banks and treasury bills with an original maturity of less than three months that are readily convertible to known amounts of cash and subject to insignificant risk of change in value.

	2022	2021	2020
	£m	£m	£m
At 1 January	190,706	139,199	100,588
Net (decrease)/increase in cash and cash equivalents	(32,257)	51,507	38,611
At 31 December	158,449	190,706	139,199

Comprising:
Cash and balances at central banks	144,832	177,757	124,489
Trading assets	8,551	7,137	9,220
Other financial assets	19	16	173
Loans to banks (1)	5,047	5,796	5,317
Cash and cash equivalents	158,449	190,706	139,199

(1)	Includes cash collateral posted with bank counterparties in respect of derivative liabilities of £4,895 million (2021 - £4,293 million; 2020 - £7,592 million).

Certain members of NatWest Group are required by law or regulation to maintain balances with the central banks in the jurisdictions in which they operate. Natwest Markets N.V. had mandatory reserve deposits with De Nederlandsche Bank N.V. of €64 million (2021 - €60 million, 2020 - €81 million). The Royal Bank of Scotland International (Holdings) Limited had balances with Central Bank of Luxembourg of £108 million (2021 - £123 million, 2020 - £59 million)